Contract revenues and other operating income - Licensing and collaboration agreement (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amounts included in the contract liability at the beginning of the period	SFr 0		SFr 4,477
Performance obligations satisfied in previous periods	3,935		10,000
Contract revenue	3,935	SFr 0	15,431
License and collaboration agreement of 2014, Life Molecular Imaging [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 3,935	SFr 0	SFr 0